ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Customer security deposit	$ 71,333	$ 97,022
Professional service fee payable		60,000
Rent payable	9,720	17,739
Others	24,106	29,724
Accrued expenses and other current liabilities	$ 105,159	$ 204,485